Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Officer [Member]	Dec. 31, 2010 Officer [Member]	Dec. 31, 2011 All Other [Member]	Dec. 31, 2010 All Other [Member]	Dec. 31, 2011 Services	Dec. 31, 2010 Services	Dec. 31, 2011 Extension of Debt Maturity Date	Dec. 31, 2010 Extension of Debt Maturity Date	Dec. 31, 2011 Contract Settlement in Connection with Lawsuit	Dec. 31, 2010 Contract Settlement in Connection with Lawsuit	Dec. 31, 2011 Unsecured debt offering-additional interest expense	Dec. 31, 2010 Unsecured debt offering-additional interest expense	Dec. 31, 2011 Settlement of debt Related Party One [Member]	Dec. 31, 2010 Settlement of debt Related Party One [Member]	Dec. 31, 2011 Settlement of debt Third Party [Member]	Dec. 31, 2010 Settlement of debt Third Party [Member]	Dec. 31, 2011 Settlement of Accounts Payable	Dec. 31, 2010 Settlement of Accounts Payable
Cash Flows From Operating Activities:
Net loss	$ (9,853,389)	$ (12,448,545)	$ (23,280,950)	$ (19,569,337)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	199,750	31,393	171,587	18,567
Bad debt	9,490	(5,203)	120,477	119,468
Warrants issued for services - third parties			1,989,982	0
Stock issued for services - related parties			0	5,300,000
Stock issued to settle accounts payable and due to factor											161,250	95,500				30,500				1,191,064	3,646,719	433,400
Share based payments					0	1,039,500	0	630,990
Stock based compensation	0	758,826							1,289,844	4,554,615	161,250	95,500	0	100,000	0	30,500
Amortization of debt discount	3,083,437	2,899,959	3,237,219	48,739
Amortization of debt issue costs	184,031	134,233
Amortization of prepaid stock compensation	456,903	1,039,925	1,745,705	768,637
Amortization of debt discount and debt issue costs			3,466,718	485,689
Loss on settlement of accounts payable	0	2,542,073	2,123,129	433,400
Loss on settlement of accounts payable, debt and conversion of Series C preferred stock	2,941,826	0
Loss on settlement of debt (Note 5)			1,739,329	0
Derivative expense	2,486,451	4,057,859	4,777,654	93,638
Change in fair value of derivative liabilities	(1,496,874)	(634,770)	(5,162,100)	149,306
(Increase) decrease in:
Restricted cash balance	(52,744)	0
Accounts receivable	502,193	(1,967,133)	(2,262,808)	(434,753)
Increase (Decrease) in Prepaid Expense			(203,333)	0
Prepaid and other	186,725	(48,359)
Inventory	(219,276)	0	0	4,245
Deposits			0	32,116
Other			7,877	(66,703)
Increase (decrease) in:
Accounts payable and accrued liabilities	867,058	1,057,640	7,581,564	2,358,430
Customer deposits			(67,686)	60,715
Deferred revenue	1,142,426	(57,493)
Due to factor	0	(5,853)
Net Cash Provided by (Used In) Operating Activities	438,007	(2,645,448)	(5,801,761)	(3,795,477)
Cash Flows From Investing Activities:
Purchase of property and equipment	(544,859)	(324,435)	(831,511)	(117,303)
Purchase of trademark	(35,000)	0
Net Cash Used In Investing Activities	(579,859)	(324,435)	(831,511)	(117,303)
Cash Flows From Financing Activities:
Cash Overdraft			0	(17,841)
Due to related party			0	(27,929)
Proceeds from issuance of debt	4,073,950	3,648,083	6,612,900	2,140,608
Proceeds from issuance of debt - related party				358,077
Debt issue costs	(106,950)	(204,093)	(263,283)	0
Repayment of debt	(4,058,442)	0	(75,285)	0
Repurchase of common stock (treasury stock)	(460,978)	0
Proceeds from issuance of preferred stock			100,000	0
Proceeds from issuance of common stock and warrants	285,760	0	875,000	1,503,569
Net Cash (Used In) Provided by Financing Activities	(266,660)	3,443,990	7,249,332	3,956,484
Cash Flows From Equity Activities:
Foreign currency translation loss	40,719	0
Net (decrease) increase in cash	(367,793)	474,107	616,060	43,704
Cash at beginning of period	659,764	43,704	43,704	0
Cash at end of period	291,971	517,811	659,764	43,704
Supplemental disclosures of cash flow information:
Cash paid for interest	265,078	2,518,761	28,806	15,882
Cash paid for taxes	0	0
Supplemental disclosure of non-cash investing and financing activities:
Stock issued for future services - third parties	200,000	251,500	214,250	2,734,548
Warrants issued in conjunction with debt issue costs	427,759	0
Non cash increase in accounts payable related to future services to be paid for with common stock			100,000	0
Debt discount recorded on convertible and unsecured debt accounted for as a derivative liability	3,554,672	3,258,108	5,473,291	380,000
Stock issued to settle accounts payable and accrued interest - third parties	0	1,393,868
Conversion of convertible debt and accrued interest for common stock	1,069,402	1,454,635	3,387,480	1,033,500
Reclassification of convertible notes to demand loans	0	278,600
Stock issued to settle accrued executive compensation	4,667,764	0
Conversion of notes to common stock payable	0	0
Reclassification of derivative liability to additional paid in capital	4,124,387	1,284,928	640,826	0
Stock issued to acquire equipment (Auto)	0	82,811	26,236	0
Stock Issued																	0	358,077	0	1,191,064	1,440,779	433,400
Share cancellation	0	350
Stock issued to settle contracts	3,932	0
Stock issued to settle accrued liabilities	135,000	0
Conversion of Stock, Amount Converted			0	83
Stock Issued To Acquire Equipment			82,811	0
Dividends Payable On Convertible Preferred Stock			293	0
Original issue discount			$ 0	$ 37,500